FINANCIAL EXPENSES, NET	12 Months Ended
Dec. 31, 2011
FINANCIAL EXPENSES , NET [Abstract]
FINANCIAL EXPENSES , NET
NOTE 13:-	FINANCIAL EXPENSES , NET

	Year ended December 31,
	2011	2010	2009

Bank charges	$1,179	$950	$832
Interest expense (*)	1,765	1,744	938
Change in fair value of embedded derivative	(992)	1,207	-
Exchange rate (gain) loss, net	2,204	395	(137)

Total expenses	4,156	4,296	1,633
Interest income	(431)	(416)	(176)

Total financial expenses, net	$3,725	$3,880	$1,457

(*)
As discussed in Note 9 - Bank Debt, as a result of the Company's Bank debt restructurings in December 2006 and June 2008 and in accordance with ASC 470-60, interest on the Company's debt has been charged directly to the loan. Accordingly, interest payments in 2008 were recorded against the Bank debt liability and not as interest expense. Commencing with the 2009 Amendment to the 2006 Restructuring Agreement, the Company recorded interest expense in accordance with the new effective interest rate pursuant to ASC 470-60. In addition, the interest includes interest rate swap settlement expense.